Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
	November 30,	November 30,	November 30,
	2016	2015	2014
	$	$	$

Revenue
United States	2,247,002	4,093,781	8,769,693
	2,247,002	4,093,781	8,769,693

Total assets
Canada	7,974,689	5,224,299	7,875,035

Total property and equipment
Canada	1,889,638	1,759,438	1,618,897